Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Common stock, par value	$ 0.01
Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	20,000,000
Common stock, shares issued	37,326,731	19,147,698
Common stock, shares outstanding	37,326,731	19,147,698
Common Class A [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	100,000,000